091-17763fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2014 SEP 25 PM 4:00
SEC / MR

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | August 31, 2010 |
| Estimated average burden hours per response | 3.60 |

SEC Mail Processing Section
SEP 25 2014
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

14011418

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   EDGX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: September 24, 2014

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP 25 2014 |

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON EDGX EXCHANGE, INC.
COMMENCING ON SEPTEMBER 19, 2014

| (6) Ticker Symbol | (2) Type of Issuer of NDSP | (3) Class of NDSP | (4) Name of Underlying Instrument | (7) Market(s) upon Which Securities Comprising Underlying Instrument Trades | (5) Broad or Narrow |
|---|---|---|---|---|---|
| QMEX | Trust | Investment Company Units | High Yield Corporate Bond ETF | World | Broad |
| QKOR | Trust | Investment Company Units | MSCI South Korea Quality Mix Index | World | Broad |
| QTWN | Trust | Investment Company Units | MSCI Taiwan Quality Mix A-Series Index | World | Broad |

TEL. 913.815.7000 | FAX. 913.815.7119 | 8050 MARSHALL DRIVE, SUITE 120 | LENEXA, KS 66214-1585 | BATSTRADING.COM

BATS
Making Markets Better®

RECEIVED
2014 SEP 25 PM 1:08
SEC / MR

SEC
Mail Processing
Section
SEP 25 2014
Washington DC
404

September 24, 2014

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

**RE: Form 19b-4(e) – EDGX Exchange, Inc.**

Ms. Jackson,

On behalf of EDGX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding three (3) derivative securities products that commenced trading on EDGX Exchange on September 19, 2014. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP 25 2014 |

TEL. 913.815.7000 | FAX. 913.815.7119 | 8050 MARSHALL DRIVE, SUITE 120 | LENEXA, KS 66214-1585 | BATSTRADING.COM